Offerings - Offering: 1	Sep. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	66,666
Proposed Maximum Offering Price per Unit	5.22
Maximum Aggregate Offering Price	$ 347,996.52
Fee Rate	0.01381%
Amount of Registration Fee	$ 48.06
Offering Note	(1) The aggregate number of shares to be registered is subject to adjustment by reason of stock splits, stock dividends and other events pursuant to the anti-dilution provisions of the registrant's Amended and Restated 2023 Stock Incentive Plan (the "Plan"). Accordingly, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement covers, in addition to the number of shares of the registrant's Class A common stock, par value $0.0001 per share ("Class A Common Stock"), shown in the table above, an indeterminate number of shares of Class A Common Stock that may become issuable by reason of such provisions. (2) Estimated in accordance with Rule 457(c) and Rule 457(h) under the Securities Act, based on the average of the high and low prices for its Class A Common Stock on the New York Stock Exchange on September 1, 2026, which date is within five business days prior to filing this registration statement. (3) Represents shares of Class A Common Stock that were added to the number of shares authorized for issuance under the Plan upon stockholder approval of the Plan on July 9, 2026.